Shareholders' equity (Details) - Option Plan [Member]	12 Months Ended
Dec. 31, 2022 R$ / shares shares
IfrsStatementLineItems [Line Items]
Granted	4,936
Exercised	(1,443)
Number of options cancelled	(412)
Number of options expired	(43)
Number of options outstanding	3,038
Series B 6 [Member]
IfrsStatementLineItems [Line Items]
Grant date	May 31, 2019
1st date of exercise	May 31, 2022
Exercise price at the grant date | R$ / shares	R$ 0.01
Granted	462
Exercised	(400)
Number of options cancelled	(35)
Number of options expired	(27)
Number of options outstanding
Series C 6 [Member]
IfrsStatementLineItems [Line Items]
Grant date	May 31, 2019
1st date of exercise	May 31, 2022
Exercise price at the grant date | R$ / shares	R$ 17.39
Granted	359
Exercised	(190)
Number of options cancelled	(153)
Number of options expired	(16)
Number of options outstanding
Series B 7 [Member]
IfrsStatementLineItems [Line Items]
Grant date	Jan. 31, 2021
1st date of exercise	May 31, 2023
Exercise price at the grant date | R$ / shares	R$ 0.01
Granted	673
Exercised	(345)
Number of options cancelled	(105)
Number of options expired
Number of options outstanding	223
Series C 7 [Member]
IfrsStatementLineItems [Line Items]
Grant date	Jan. 31, 2021
1st date of exercise	May 31, 2023
Exercise price at the grant date | R$ / shares	R$ 12.60
Granted	497
Exercised	(161)
Number of options cancelled	(119)
Number of options expired
Number of options outstanding	217
Series B 8 [Member]
IfrsStatementLineItems [Line Items]
Grant date	May 31, 2022
1st date of exercise	May 31, 2023
Exercise price at the grant date | R$ / shares	R$ 0.01
Granted	1,617
Exercised	(347)
Number of options cancelled
Number of options expired
Number of options outstanding	1,270
Series C 8 [Member]
IfrsStatementLineItems [Line Items]
Grant date	May 31, 2022
1st date of exercise	May 31, 2023
Exercise price at the grant date | R$ / shares	R$ 17.28
Granted	1,328
Exercised
Number of options cancelled
Number of options expired
Number of options outstanding	1,328